JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 81.6%
Aerospace & Defense — 0.8%
Northrop Grumman Corp.	19,752	6,392,537

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	61,993	10,538,190

Banks — 0.9%
US Bancorp	114,241	6,318,670
Wells Fargo & Co.	43,809	1,711,617

		8,030,287

Beverages — 2.7%
Coca-Cola Co. (The)	153,952	8,114,810
Constellation Brands, Inc., Class A	17,176	3,916,128
PepsiCo, Inc.	76,812	10,865,057

		22,895,995

Biotechnology — 3.0%
AbbVie, Inc.	103,456	11,196,008
Alexion Pharmaceuticals, Inc.*	30,906	4,725,837
Regeneron Pharmaceuticals, Inc.*	9,379	4,437,580
Vertex Pharmaceuticals, Inc.*	22,339	4,800,428

		25,159,853

Building Products — 1.4%
Trane Technologies plc	69,847	11,563,869

Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	74,013	3,500,075
Intercontinental Exchange, Inc.	95,424	10,656,952
S&P Global, Inc.	29,592	10,442,129

		24,599,156

Chemicals — 2.5%
Linde plc (United Kingdom)	35,410	9,919,758
PPG Industries, Inc.	73,758	11,082,877

		21,002,635

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B*	43,313	11,065,172

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	147,007	8,548,457

Electric Utilities — 3.3%
Eversource Energy	76,941	6,662,321
NextEra Energy, Inc.	147,710	11,168,353
Xcel Energy, Inc.	157,842	10,498,072

		28,328,746

Electrical Equipment — 1.1%
Eaton Corp. plc	68,331	9,448,811

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	52,407	3,457,290

Entertainment — 0.8%
Netflix, Inc.*	13,455	7,018,935

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equinix, Inc.	9,359	6,360,283
Prologis, Inc.	49,697	5,267,882
Public Storage	16,404	4,047,851
Sun Communities, Inc.	28,256	4,239,530
UDR, Inc.	38,918	1,706,944

		21,622,490

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	31,334	11,044,608
Kroger Co. (The)	36,696	1,320,689
Walmart, Inc.	40,523	5,504,239

		17,869,536

Food Products — 2.2%
Hershey Co. (The)	50,556	7,995,937
Mondelez International, Inc., Class A	182,477	10,680,379

		18,676,316

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.*	61,616	2,381,458
Medtronic plc	50,377	5,951,035

		8,332,493

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	11,833	4,402,704

Household Products — 2.5%
Kimberly-Clark Corp.	76,151	10,588,797
Procter & Gamble Co. (The)	79,475	10,763,299

		21,352,096

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	16,378	3,555,173

Insurance — 4.4%
Allstate Corp. (The)	61,211	7,033,144
Arthur J Gallagher & Co.	85,617	10,682,433
Chubb Ltd.	58,747	9,280,264
Progressive Corp. (The)	113,687	10,869,614

		37,865,455

Interactive Media & Services — 2.3%
Alphabet, Inc., Class A*	6,232	12,853,625
Facebook, Inc., Class A*	22,459	6,614,849

		19,468,474

Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.*	3,830	11,850,326

IT Services — 4.6%
Accenture plc, Class A	48,865	13,498,956
Automatic Data Processing, Inc.	40,009	7,540,496
Mastercard, Inc., Class A	25,308	9,010,914
Visa, Inc., Class A	42,918	9,087,028

		39,137,394

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	22,734	10,375,343

Machinery — 2.4%
Deere & Co.	29,463	11,023,287
Otis Worldwide Corp.	52,098	3,566,108
Stanley Black & Decker, Inc.	26,990	5,389,093

		19,978,488

Media — 2.4%
Charter Communications, Inc., Class A*	16,997	10,487,489
Comcast Corp., Class A	176,805	9,566,919

		20,054,408

Multiline Retail — 3.1%
Dollar General Corp.	51,491	10,433,106
Dollar Tree, Inc.*	32,252	3,691,564
Target Corp.	62,550	12,389,279

		26,513,949

Multi-Utilities — 3.1%
Ameren Corp.	119,751	9,742,941
CMS Energy Corp.	176,520	10,806,555

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Sempra Energy	42,553	5,641,677

		26,191,173

Oil, Gas & Consumable Fuels — 0.6%
TC Energy Corp. (Canada)	79,574	3,640,510
Williams Cos., Inc. (The)	73,678	1,745,432

		5,385,942

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	166,219	10,493,405
Eli Lilly and Co.	59,391	11,095,427
Johnson & Johnson	62,378	10,251,824
Merck & Co., Inc.	120,354	9,278,090

		41,118,746

Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	87,629	7,056,764
Leidos Holdings, Inc.	88,854	8,554,863

		15,611,627

Road & Rail — 2.5%
Norfolk Southern Corp.	25,802	6,928,353
Old Dominion Freight Line, Inc.	48,181	11,583,194
Union Pacific Corp.	13,694	3,018,295

		21,529,842

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	41,406	6,421,242
Texas Instruments, Inc.	36,716	6,938,957

		13,360,199

Software — 2.9%
Intuit, Inc.	30,056	11,513,251
Microsoft Corp.	54,552	12,861,725

		24,374,976

Specialty Retail — 3.0%
AutoZone, Inc.*	7,453	10,466,248
Lowe’s Cos., Inc.	58,462	11,118,303
TJX Cos., Inc. (The)	63,546	4,203,568

		25,788,119

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	54,631	6,673,177
Seagate Technology plc	57,808	4,436,764

		11,109,941

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	70,849	9,415,124

Tobacco — 1.0%
Altria Group, Inc.	111,767	5,718,000
Philip Morris International, Inc.	32,945	2,923,539

		8,641,539

Water Utilities — 0.4%
American Water Works Co., Inc.	24,220	3,631,062

Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.*	80,522	10,088,601

TOTAL COMMON STOCKS (Cost $661,167,074)		695,351,469

	Principal Amount ($)
EQUITY-LINKED NOTES — 16.3%
BMO Capital Markets Corp., ELN, 56.65%, 4/9/2021, (linked to S&P 500 Index)(a)	7,105	27,535,464
Citigroup Global Markets Holdings, Inc., ELN, 48.05%, 5/7/2021, (linked to S&P 500 Index)(a)	7,073	27,746,939
GS Finance Corp., ELN, 56.77%, 4/16/2021, (linked to S&P 500 Index)(a)	7,292	28,109,369
Royal Bank of Canada, ELN, 50.40%, 4/23/2021, (linked to S&P 500 Index)(a)	7,066	28,191,874
UBS AG, ELN, 48.45%, 4/30/2021, (linked to S&P 500 Index)(a)	7,160	27,385,292

TOTAL EQUITY-LINKED NOTES (Cost $139,740,008)		138,968,938

	Shares
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)(Cost $17,100,743)	17,100,743	17,100,743
		—

Total Investments — 99.9% (Cost $818,007,825)		851,421,150
Other Assets Less Liabilities — 0.1%		605,708

Net Assets — 100.0%		852,026,858

Percentages indicated are based on net assets.

Abbreviations

ELN	Equity-Linked Note

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	45	06/2021	USD	8,933,063	60,034

Abbreviations

USD	United States Dollar

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$695,351,469	$—	$—	$695,351,469
Equity-Linked Notes	—	138,968,938	—	138,968,938
Short-Term Investments
Investment Companies	17,100,743	—	—	17,100,743

Total Investments in Securities	$712,452,212	$138,968,938	$—	$851,421,150

Appreciation in Other Financial Instruments	$60,034	$—	$—	$60,034

Futures Contracts

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	$458,683	$157,014,507	$140,372,447	$—	$—	$17,100,743	17,100,743	$675	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.